Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Summary of Major Financial Information for Discontinued Operations
Eight months ended August 31, 2010
Net revenues:
Wireless value added services revenue	5,385,985
Recorded music revenue	9,458,423
Total net revenues	14,844,408
Wireless value added services cost	(3,799,581)
Recorded music cost	(6,118,305)
Total cost of revenues	(9,917,886)
Gross profit	4,926,522
Product development	(444,581)
Selling and marketing	(3,397,797)
General and administrative	(4,544,460)
Goodwill impairment	—
Total operating expenses	(8,386,838)
Loss from operations	(3,460,316)
Interest income	42,627
Interest expense	—
Other income	9,667
Loss before income tax benefit (expense), equity in (loss) earnings of affiliated company, impairment for investment in affiliated company	(3,408,022)
Income tax benefit (expense)	25,584
Equity in loss and impairment of affiliated company	—
Impairment for investment in affiliated company	—
Net loss	(3,382,438)
Less: Net loss attributable to the non-controlling interests and redeemable non-controlling interest	243,666
Net loss from discontinued operations, net of tax	(3,138,772)
Gain from disposal of Huayi Music, net of tax	4,486,786

Total net income from discontinued operations, net of tax	1,348,014

Schedule of Assets of VIE Subsidiaries
	December 31, 2011	December 31, 2012

Cash and cash equivalents	193,740	1,617,258
Accounts receivable	3,509,168	4,412,326
Other receivables	3,083,527	—
Property and equipment	1,084,908	421,571
Deposits and other non-current assets	288,151	291,102
Total assets	8,159,494	6,742,257

Schedule of Liabilities of VIE Subsidiaries
	December 31, 2011	December 31, 2012

Accounts payable	23,953,679	25,704,847
Accrued expenses and other current liabilities	10,178,926	16,812,895
Other payables due to related parties	13,177,080	3,404,497
Total liabilities	47,309,685	45,922,239

Schedule of Summarized Operations of VIEs
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Net revenue	41,570,566	18,744,535	13,956,477
Net loss	8,037,455	25,011,099	1,331,497

Schedule of Summary of Estimated Useful Life of Property and Equipment
Furniture and office equipment	3 years
Telecommunications equipment	3 years
Leasehold improvements	Lesser of original lease term or estimated useful life

Schedule of Summary of Estimated Useful Economic Life of Acquired Intangible Assets
Trademark	20 years
Technology	7 years
Customer List	5 years
Software technology	5 years